Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Schedule of Finite-Lived Intangible Assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Intangible assets not subject to amortization:
Cryptocurrencies	96	96
Intangible assets subject to amortization:
Trademarks	139	149
Patents	2,281	2,281
License agreements	11,378	12,132
Other intangibles	6,499	6,933
Total intangible assets gross	20,393	21,591
Accumulated amortization for:
Trademarks	(139)	(149)
Patents	(2,281)	(2,281)
License agreements	(11,378)	(12,132)
Other intangibles	(6,499)	(6,933)
Total accumulated amortization	(20,297)	(21,495)
Total intangible assets subject to amortization, net	-	-
Total intangible assets, net	96	96
Amortization charge for the year	-	1